Share-Based Incentive Compenstaion (details) - Cost Recognition (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based compensation
Total compensation cost recognized in earnings for all share-based incentive compensation awards	$ 129	$ 120	$ 121
Tax benefit recognized in earnings related to compensation costs	45	42	42
Total unrecognized compensation cost related to all nonvested share-based incentive compensation awards	120
Weighted-average period of recognition for unrecognized compensation cost (in years)	1 year 8 months 12 days
Cash received from the exercise of employee stock options under share-based compensation plans	206	295	314
Tax benefit realized for tax deductions from employee stock options	42	36
Minimum [Member]
Share-based compensation
Estimated annual forfeiture rate reflected in share-based compensation cost (percent)	3.00%
Maxiumum [Member]
Share-based compensation
Estimated annual forfeiture rate reflected in share-based compensation cost (percent)	4.50%
Performance shares [Member]
Share-based compensation
Estimated attainment of performance shares (percent)	100.00%
Compensation cost adjustments for the updated estimate of performance shares due to attaining certain performance levels	$ 8	$ 4	$ 4